Retirement benefits - Summary of Estimated Future Benefit Payments and Average Duration of Pension Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 103	$ 106
Within one year
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	5	5
Between one and five years
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	20	20
More than five years
Disclosure of net defined benefit liability/asset [line items]
Estimated future benefit payments	$ 78	$ 81
Plan | United Kingdom
Disclosure of net defined benefit liability/asset [line items]
Average duration of pension obligations (years)	12 years	12 years
Plan | United States
Disclosure of net defined benefit liability/asset [line items]
Average duration of pension obligations (years)	7 years 1 month 6 days	7 years 1 month 6 days
US post-retirement plan | United States
Disclosure of net defined benefit liability/asset [line items]
Average duration of pension obligations (years)	7 years 1 month 6 days	7 years 4 months 24 days